Income Taxes - Reconciliation of Statutory Income Tax Rates to Effective Income Tax Rates (Detail)	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	May 28, 2010 Successor	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor
Income Taxes [Line Items]
Statutory federal income tax rate			35.00%	35.00%	35.00%	35.00%
Non-U.S. taxes and the impact of non-U.S. losses for which a current tax benefit is not available			(0.10%)	(0.40%)	(6.10%)	(0.90%)
State and local income taxes, net of U.S. federal income tax benefit			0.90%	3.20%	1.90%	2.50%
Adjustment of reserve for change in valuation allowance and other items			2.30%	(9.20%)	1.20%	(1.20%)
Adjustment for change in tax law			0.30%	0.00%	(0.40%)	(2.60%)
Adjustment of unrecognized tax benefits			(5.60%)	0.00%	11.60%	0.00%
Permanent differences:
Interest expense on mandatorily redeemable preferred stock			(6.20%)	0.00%	0.00%	0.00%
Stock based compensation expense			(17.50%)	0.00%	0.00%	0.00%
Meals and entertainment expense			(0.20%)	(0.60%)	(1.10%)	(0.90%)
Other permanent differences			0.00%	0.00%	(0.90%)	0.00%
Other adjustments			0.00%	0.00%	0.50%	0.50%
Effective income tax rate	36.60%	40.20%	8.90%	28.00%	41.70%	32.40%